Other disclosures - Schedule of memorandum items by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 486,801	€ 454,255	€ 408,297
Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	321,234	302,861	279,589
Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	17,449	16,901	15,435
Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	148,118	134,493	113,273
Within 3 months | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	256,966	230,359	214,099
Within 3 months | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	146,340	133,084	125,083
Within 3 months | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	8,348	5,103	7,870
Within 3 months | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	102,278	92,172	81,146
3 to 12 months | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	58,431	63,231	53,840
3 to 12 months | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	31,411	35,747	31,658
3 to 12 months | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	6,018	6,803	4,734
3 to 12 months | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	21,002	20,681	17,448
1 to 3 years | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	59,015	74,045	66,697
1 to 3 years | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	45,392	57,157	55,344
1 to 3 years | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	1,803	3,691	1,654
1 to 3 years | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	11,820	13,197	9,699
3 to 5 years | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	62,358	63,113	51,276
3 to 5 years | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	58,085	57,285	47,204
3 to 5 years | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	630	796	686
3 to 5 years | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	3,643	5,032	3,386
More than 5 years | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	50,031	23,507	22,385
More than 5 years | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	40,006	19,588	20,300
More than 5 years | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	650	508	491
More than 5 years | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 9,375	€ 3,411	€ 1,594